Share Capital	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
SHARE CAPITAL
NOTE 5:-	SHARE CAPITAL

a.	Ordinary shares:

The share capital as of June 30, 2019 and December 31, 2018 is composed of ordinary shares of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.566 in effect as of June 30, 2019) par value as follows:

	Number of ordinary shares		Number of ordinary shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	June 30, 2019		December 31, 2018

Ordinary shares	200,000,000	24,033,660	200,000,000	23,491,948

b.	Issuance of ordinary shares:

1.	In January 2019 the Company issued 50,000 ordinary shares to one of the Company's service provider. The company recorded an expense of $5,738 for the six months ended June 30, 2019 in connection with the issuance of those restricted ordinary shares.

2.	Between February and May 2019, the Company issued 12,500 ordinary shares to one of the Company's service provider. The company recorded an expense of $1,506 for the six months ended June 30, 2019 in connection with the issuance of those restricted ordinary shares

3.	In April 2019 the Company issued 50,000 ordinary shares to one of the Company's service provider. The company recorded an expense of $6,025 for the six months ended June 30, 2019 in connection with the issuance of those restricted ordinary shares.

c.	Stock option plan:

Under the Company's 2010 option plan, options may be granted to officers, directors, employees, consultants and service providers of the Company.

The vesting period of the options is subject for Board approval and can vary from grant to grant. Options vest over a period of zero to three years from date of grant. Any options that are cancelled or forfeited before expiration become available for future grants. The options may be exercised for a period of seven years from grant.

In April 30, 2019 the Company granted 207,500 options to its employees and consultants to purchase its ordinary shares, their fair value as of the issuance date aggregated to $8,727 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.33% - 2.71% risk free rate and 4.15 - 7 expected life in years), such options include an exercise price of $0.27 per one option and a various vesting schedule.

The total number of ordinary shares available for future grants as of June 30, 2019 was 1,360,898.

A summary of the Company's stock option activities and related information for the six months ended June 30, 2019, is as follows:

Number of options

Outstanding options as of December 31, 2018	1,714,039
Granted	207,500
Forfeited	(107,158)

Outstanding options as of June 30, 2019	1,814,381

d.	Stock based compensation were recorded as follows:

	Six months ended June 30,
	2019	2018
	Unaudited

Research and Development	$8,077	$18,362
Sales and Marketing	3,728	7,419
General and Administrative	47,494	51,215

	$59,299	$76,996

e.	The Company's outstanding warrants classified as equity as of June 30, 2019 are as follows:

Outstanding	Issuance year	Exercise price		Exercisable through

117,209	2009	$	(*)	Exit event	(**)
59,384	2013		0.92	2023	(**)
170,000	2018		0.50	2023	(**)
600,000	2018		0.50	2023	(**)
466,667	2018		$0.50	2023	(**)

1,413,260

(*)	Represents an amount lower than $0.01
(**)	Issued in connection with the 2009, 2013 and 2018 arrangements.

All warrants are exercisable to ordinary shares. The exercise price of the warrants and the number of ordinary shares issuable thereunder is subject to standard anti-dilution features, including dividends, stock splits, combinations and reclassifications of the Company's capital stock. In accordance with ASC 815, "Derivatives and Hedging", the warrants were classified as equity instruments.